Personnel costs (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Summary of Personnel Costs
The following table provides a breakdown for personnel costs:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Wages and salaries	(279,508)	(271,767)	(209,965)
Social contributions, pension plans and indemnities	(59,054)	(51,725)	(50,750)
Other long-term benefits	(16,153)	(8,702)	—
Share-based payments	(13,579)	(16,290)	—
Insurances and other benefits	(13,111)	(2,455)	(3,142)
Uniforms	(4,185)	(4,434)	(5,013)
Severance indemnities	(2,199)	(8,996)	(12,308)
Other payroll expenses	(7,298)	(3,393)	(1,481)
Total personnel costs	(395,087)	(367,762)	(282,659)